Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Interest Income
Interest and fee income on loans	$ 10,220	$ 7,944
Interest expense:
Interest related to secured borrowings	2,134	1,973
Interest related to unsecured borrowings	2,972	3,147
Interest expense	5,106	5,120
Net interest income	5,114	2,824
Less: Loan loss provision	930	588
Net interest income after loan loss provision	4,184	2,236
Non-Interest Income
Gain on sale of foreclosed assets	101	166
Gain on foreclosure of assets		67
Gain on the extinguishment of debt		371
Dividend income	62
Other income	154
Total non-interest income	317	604
Income	4,501	2,840
Non-Interest Expense
Selling, general and administrative	2,683	1,873
Depreciation and amortization	56	53
Loss on the sale of foreclosed assets		92
Loss on foreclosure		47
Impairment loss on foreclosed assets	2	10
Total non – Interest expense	2,741	2,075
Net income	1,760	765
Earned distribution to preferred equity holders	826	701
Net income attributable to common equity holders	$ 934	$ 64